Income Taxes (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2015 CNY (¥)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Valuation Allowance		$ 11,614	$ 9,905
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Increase in Unrecognized Tax Benefits is Reasonably Possible		281
Unrecognized Tax Benefits		756	454	$ 350	$ 335
Income Tax Examination Expenses		397
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		607	454	350
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total		(728)	(1,524)	(1,266)
Discontinued Operations [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total		0	$ 0	$ 0
Minimum [Member]
Operating Loss Carryforward [Abstract]
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries		537
Maximum [Member]
Operating Loss Carryforward [Abstract]
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries		1,073
Sinovac Beijing [Member]
Operating Loss Carryforward [Abstract]
Undistributed Earnings of Domestic Subsidiaries		10,733
PRC Subsidiaries [Member]
Operating Loss Carryforward [Abstract]
Operating Loss Carryforwards		$ 39,466								¥ 238
Income Tax Statute Of Limitation For Transfer Pricing Related Matters		10 years
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Operating Loss Carryforwards Expiration Period		will expire from 2016 to 2020.
PRC Subsidiaries [Member] | Minimum [Member]
Operating Loss Carryforward [Abstract]
Income Tax Statute Of Limitation For Transfer Pricing Related Matters		3 years
PRC Subsidiaries [Member] | Maximum [Member]
Operating Loss Carryforward [Abstract]
Income Tax Statute Of Limitation For Transfer Pricing Related Matters		5 years
PRC [Member]
Withholding Income Tax [Abstract]
Lower Withholding Tax Rate On Dividends Distributed By Foreign Invested Enterprises		5.00%
Higher Withholding Tax Rate On Dividends Distributed By Foreign Invested Enterprises		10.00%
PRC [Member] | Sinovac Beijing [Member]
Income Taxes Preferential Income Tax Rate		15.00%	15.00%
Income Taxes Preferential Income Tax Rate Review Period			3 years
PRC [Member] | Sinovac Beijing [Member] | Future Tax Rate [Member]
Income Taxes Preferential Income Tax Rate	15.00%
PRC [Member] | PRC Subsidiaries [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%